ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amortization Of Intangible Assets	$ 1,362,282	$ 0	$ 0